Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2015
Long-Term Debt (Abstract)
Bank Loans (Table Text Block)

	Bank Loans	As of June 30, 2015	As of December 31, 2014	Margin
(i)	Issued in April 2007 maturing in December, 2019 ($370,000 credit facility)	$185,975	$250,850	3.00%
(ii)	Issued in March 2008 maturing in December 2019 ($350,000 credit facility)	$184,341	233,065	3.00%
(iii)	Issued in June 2011 maturing in March 2018 ($25,000 credit facility)	$14,000	19,000	3.25%
(iv)	Issued in September 2013 maturing in December 2020 ($225,000 credit facility)	$147,389	75,000	3.50%
	Total	$531,705	$577,915
	Less: Current portion	$7,847	5,400
	Long-term portion	$523,858	$572,515